Future annual minimum lease payments under the above lease agreements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 123,504
2013	123,504
2014	123,504
2015	125,976
2016	125,976
Thereafter	3,025,000
Total	$ 3,647,464